STOCKHOLDERS' EQUITY (DEFICIT) - Warrants (Details)		9 Months Ended	12 Months Ended	24 Months Ended
	May 13, 2022	Sep. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		9,200,000	9,200,000	9,200,000	0
Exercise price of warrants | $ / shares		$ 1.00
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Issue price per share | $ / shares		$ 9.20	$ 9.20
Rights receive by each holder | shares		0.1	0.1	0.1
Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares					0
Public warrants exercisable term after the completion of a business combination	30 days
Public warrants expiration term	5 years
Warrants | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares per warrant | shares		1	1	1
Exercise price of warrants | $ / shares		$ 11.50	$ 11.50	$ 11.50
Private placement warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		3,040,000	3,040,000	3,040,000
Public Warrants
STOCKHOLDERS' EQUITY (DEFICIT)
Warrants outstanding | shares		9,200,000	9,200,000	9,200,000
Issue price per share | $ / shares		$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds		60	60
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%	115.00%
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares		$ 18.00	$ 18.00
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%	180.00%
Public warrants exercisable term after the completion of a business combination		30 days	30 days
Public warrants expiration term		5 years	5 years	5 years
Redemption price per public warrant (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Threshold trading days for redemption of public warrants | D		20	20
Threshold consecutive trading days for redemption of public warrants | D		30	30
Threshold number of business days before sending notice of redemption to warrant holders | D		3	3